RELATED PARTIES - Non-Executive Director Remuneration (Details) - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of transactions between related parties [line items]
Director fees	$ 1,326,200
Committee fees	662,500
Travel allowance	162,500
Single total figure of remuneration	2,151,200	$ 2,151,000	$ 1,485,000
MDC Ramos (Chairperson)
Disclosure of transactions between related parties [line items]
Director fees	308,800
Committee fees	56,000
Travel allowance	8,750
Single total figure of remuneration	373,550	451,000	202,000
R Gasant (Lead independent director)
Disclosure of transactions between related parties [line items]
Director fees	166,700
Committee fees	104,500
Travel allowance	10,000
Single total figure of remuneration	281,200	296,000	223,000
KOF Busia
Disclosure of transactions between related parties [line items]
Director fees	125,900
Committee fees	86,500
Travel allowance	26,250
Single total figure of remuneration	238,650	240,000	103,000
AM Ferguson
Disclosure of transactions between related parties [line items]
Director fees	125,900
Committee fees	89,000
Travel allowance	33,750
Single total figure of remuneration	248,650	255,000	197,000
AH Garner
Disclosure of transactions between related parties [line items]
Director fees	125,900
Committee fees	50,500
Travel allowance	13,750
Single total figure of remuneration	190,150	202,000	174,000
SP Lawson
Disclosure of transactions between related parties [line items]
Director fees	125,900
Committee fees	50,500
Travel allowance	18,750
Single total figure of remuneration	195,150	0	0
N Magubane
Disclosure of transactions between related parties [line items]
Director fees	95,300
Committee fees	30,000
Travel allowance	8,750
Single total figure of remuneration	134,050	178,000	171,000
MDC Richter
Disclosure of transactions between related parties [line items]
Director fees	125,900
Committee fees	85,500
Travel allowance	18,750
Single total figure of remuneration	230,150	250,000	209,000
JE Tilk
Disclosure of transactions between related parties [line items]
Director fees	125,900
Committee fees	110,000
Travel allowance	23,750
Single total figure of remuneration	$ 259,650	$ 279,000	$ 206,000